Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 038
EBP, Description of Plan [Line Items]
Description of the Plan	DESCRIPTION OF THE PLAN
The following description of the Crane Savings and Investment Plan (the “Plan”) describes the Plan’s provisions as in effect on December 31, 2025 and is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s information.
General — The Plan is a defined contribution plan covering certain United States of America (“U.S.”) employees of Crane Company and its subsidiaries (the “Company”) as of December 31, 2025 and includes a qualified cash or deferred arrangement under Section 401(k) of the Internal Revenue Code of 1986, as amended (the “Code”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Vanguard Fiduciary Trust Company (“Vanguard”) serves as the trustee and recordkeeper of the Plan. Since the Plan offers the Crane Company Stock Fund as an investment option as of December 31, 2025, the Plan also operates as an Employee Stock Ownership Plan.
Plan Amendments — The Plan was adopted and established on January 1, 1985 and was restated in 2019 and amended on July 31,2020, December 30, 2021 and December 29,2022. The amended and restated Plan has been further amended as follows:
On May 16, 2022, Crane Co., a Delaware corporation (“Crane Co.”) and, the sponsor of the Plan as of such date, completed a reorganization merger pursuant to the Agreement and Plan of Merger, dated as of February 28, 2022 (the “Reorganization”). The Reorganization resulted in Crane Co. becoming a wholly-owned subsidiary of Crane Holdings, Co., with Crane Co., on the same day, distributing certain of its operating assets and liabilities to Crane Holdings, Co., including its rights and obligations as Plan sponsor. Accordingly, effective as of May 16, 2022, Crane Holdings, Co. became the Plan sponsor.
In anticipation of the spin-off of Crane Company from Crane Holdings, Co. (the "Spin-Off”), Crane Holdings, Co. transferred sponsorship of the Plan to Crane Company effective as of January 1, 2023. In connection with this change in Plan sponsorship, Crane Holdings, Co. became a participating employer in the Plan effective as of January 1, 2023 and, on and after January 1, 2023, the Plan became known as the Crane Savings and Investment Plan.
Effective April 3, 2023, Crane Holdings, Co. became Crane NXT, Co. (“Crane NXT”) and ceased its participation in the Plan. Contemporaneously, Crane NXT established the Crane NXT Savings and Investment Plan (the “Crane NXT Plan”) to provide benefits to its eligible employees and the eligible employees of its participating affiliates that were identical to those in effect under the Plan immediately prior to the Spin-Off. In connection with the Spin-Off, the account balance of each eligible employee of Crane NXT and its participating affiliates who was a participant in the Plan immediately prior to the completion of the Spin-Off was spun-off from the Plan and account balances were transferred to the Crane NXT Plan. Also in connection with the Spin-Off, stockholders of Crane Holdings, Co. received a one-for-one distribution of Crane Company stock for every share of Crane Holdings, Co. (now Crane NXT) stock they owned, resulting in both the Crane NXT single stock fund and the Crane Company Stock Fund within the Plan.

The Plan was amended and restated effective April 3, 2023 to reflect the cessation of Crane NXT’s participation in the Plan and the spin-off of the account balances of eligible employees of Crane NXT and its participating affiliates from the Plan to the Crane NXT Plan.
Post Spin-Off, the Plan included the Crane Company Stock Fund, an employer stock fund, as well as the Crane NXT, Co. Stock Fund, a single stock fund.
The Plan was further amended following the Spin-Off to (1) reflect the ending date of the outbreak period in connection with the expiration of the national emergency related to the COVID-19 pandemic, (2) address the use of Plan forfeitures consistent with the requirements of Proposed Treasury Regulation §1.401-7, (3) increase the required beginning date for the commencement of Plan distributions, provide the Crane Savings Plan Committee (the "Committee") with discretion in determining whether to recoup inadvertent Plan benefit overpayments, and increase the catch-up contribution limit for certain participants, all consistent with the requirements of the SECURE 2.0 Act of 2022, and (4) reflect certain governance, legal and administrative requirements and other changes in connection with the Company's M&A activity.

Transfers in due to Plan mergers — In connection with the Company’s 2024 acquisition of CryoWorks, Inc. effective January 1,2025, the CryoWorks, Inc. 401(k) Plan and Trust was merged with and into the Plan, and its assets of $4,432,876 were transferred into the Plan.
In connection with the Company's 2024 acquisition of Technifab Products Inc. effective June 30, 2025, the Technifab Products, Inc. 401(k) Savings Plan was merged with and into the Plan, and its assets of $4,622,649 were transferred into the Plan.

During the year ended December 31, 2024, total assets of $397,316 and $14,311,934 were transferred into the Plan, as a result of the mergers of the Baum Lined Piping America 401(k) Plan and the Vian Enterprises, Inc. 401(k) Profit Sharing Plan and Trust, respectively, with and into the Plan in connection with the Company's prior acquisitions of Baum America Corp. DBA Baum Lined Piping America and Vian Enterprises, Inc, respectively.

Transfer out due to divestiture — Effective January 1, 2025, the Company completed the sale of the Engineered Materials segment. In connection with the sale, total assets of $45,728,900 were transferred out of the Plan in April 2025. Also in connection with the sale, the Plan was amended to include qualifying provisions required by applicable law for multiple employer plans, employees of the Engineered Materials segment, represented by Crane Composites, Inc. and Noble Composites, Inc. were allowed to continue participating in the Plan until April 1, 2025, and the Plan was operated and administered in accordance with its terms as a multiple employer plan during such period.

Administration of the Plan — The authority to manage, control and interpret the Plan as of December 31, 2025, is vested in the Committee, which was appointed by the Board of Directors of Crane Company and is a named fiduciary within the meaning of ERISA.
Participation — Subject to certain conditions, as of December 31, 2025, U.S. employees of the Company and its participating subsidiaries are eligible to participate in the Plan. Each new or rehired eligible employee is automatically enrolled in the Plan, unless the employee affirmatively opts out of participation, at a pre-tax deferral rate of 3% of the employee’s eligible compensation. An employee who is automatically enrolled may affirmatively elect a different rate or to make all or a portion of his or her deferrals on a Roth after-tax or after-tax basis. Automatic contributions are invested in the Vanguard Target Retirement Fund option with a target retirement date closest to the year in which the participant will reach age 65, unless the participant affirmatively elects to invest his or her deferrals in one or more of the other Plan investment options. Temporary employees may become eligible to participate in the Plan upon completing six months of service, regardless of the number of hours of service completed.
Contributions and Funding Policy — Participants may elect to contribute to the Plan from one to 75% of their annual compensation on a pre-tax basis, an after-tax basis, a Roth after-tax basis, or a combination of these three, as defined by the Plan. The contribution limit for highly compensated employees, defined as those whose annual earnings equal at least $160,000 in 2025 and $155,000 in 2024, is 10% of annual compensation. Those participants who meet the eligibility requirements may contribute additional amounts (age 50 catch-up contributions and age 60 to 63 super catch-up contributions), which are not eligible for a Company matching contribution. Contributions are invested in the Plan investment options selected by the participant and are subject to certain Code limitations.
The Company contributes on a matching basis 50% of the first 6% of each participant’s pre-tax or Roth after-tax contributions.
In accordance with the Code, participant pre-tax and Roth after-tax contributions could not exceed $23,500 in 2025 and $23,000 in 2024. Pre-tax catch-up contributions could not exceed $7,500 in 2025 and 2024. Consistent with the requirements of SECURE 2.0 Act of 2022, participants between ages 60 and 63 were eligible to make catch-up contributions up to $11,250 in 2025. Discrimination tests are performed annually, and any test discrepancies are resolved in accordance with applicable Internal Revenue Service (“IRS”) guidance.
In addition to participant deferral contributions and Company matching contributions on those deferrals, the Plan provided a 3% non-matching Company contribution to eligible participants in 2025 and 2024.
Rollover Contributions — Rollover contributions from other qualified plans are accepted by the Plan. Rollover contributions represent participant account balances transferred from other non-company qualified plans.
Investments — Participants direct the investment of contributions into various investment options offered by the Plan. The Plan offers registered investment companies (including a money market fund), collective trust funds (including a stable value fund) and, as of December 31, 2025, the Crane Company Stock Fund as investment options for participants.
The Crane NXT, Co. Stock Fund was removed from the Plan effective July 1, 2025, and was liquidated as of December 31, 2025. The Crane NXT, Co. Stock Fund was a frozen stock fund that contained common stock issued by Crane NXT. No pre-tax,
Roth after-tax or after-tax contributions, Company matching contributions, Company non-matching contributions, loan repayments, rollover contributions or account transfers were permitted to be invested in the Crane NXT, Co. Stock Fund.
Participants are not permitted to invest more than 20% of their Plan account balance in the Crane Company Stock Fund investment option. Participants with more than 20% of their Plan account balance in the Crane Company Stock Fund investment option are not permitted to contribute to, or transfer money from, other Plan investments to the Crane Company Stock Fund while the fund balance exceeds the 20% limit.
Participant Accounts — Individual accounts are maintained for each participant in the Plan. Each participant’s account is credited with the participant’s contributions and related matching and non-matching Company contributions and Plan earnings. Participant accounts are also charged with withdrawals and an allocation of Plan losses and administrative fees that are paid by the Plan. Allocations are based on participant earnings or account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting — Participant contributions plus actual earnings thereon are immediately vested. Vesting for matching and non-matching Company contributions generally is as follows:

Years of Service	Vested Interest
Less than 1 year	None
1 year but fewer than 2	20%
2 years but fewer than 3	40%
3 years but fewer than 4	60%
4 years but fewer than 5	80%
5 years or more	100%
Participants whose employment terminates by reason of death, permanent disability or retirement are fully vested. Participants also are fully vested upon the attainment of age 65. Certain accounts that were merged into the Plan from other plans are subject to different vesting schedules.
Forfeited Accounts — When certain terminations of participation in the Plan occur, the non-vested portion of the participant's account, as defined by the Plan, represents a forfeiture. These forfeited non-vested accounts are used first to pay the administrative expenses of the Plan, and then to reduce future Company contributions. During the years ended December 31, 2025 and 2024, Company contributions were reduced by $3,120,446 and $1,580,858, respectively, from forfeited non-vested accounts. As of December 31, 2025 and 2024, the remaining balance in forfeited non-vested accounts totaled $324,556 and $971,969, respectively.
Payment of Benefits — Upon retirement, disability, termination of employment or death, a participant or designated beneficiary will receive a distribution in the form of a lump sum, installment or partial payment equal to all or a portion of the participant’s account balance. If the participant’s account balance is greater than $1,000, the participant may elect to defer the withdrawal until reaching the age of 73. A participant may apply to the Committee for a distribution in cases of hardship. The Committee has the sole discretion to approve or disapprove hardship withdrawal requests, in accordance with the Code.
Notes Receivable from Participants — Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to $50,000 or 50% of their vested account balance, whichever is less. Loans are secured by an assignment of the participant’s vested interest in the Plan, and bear interest at the prevailing prime lending rate as of the date the loan is made, plus 2%. Principal and interest are paid ratably through payroll deductions. Loan terms range from one to five years or up to 15 years for the purchase of a primary residence. Certain participant accounts that were merged into the Plan from other plans are subject to different loan terms. Participants may not have more than two loans outstanding at any time. As of December 31, 2025, participant loans have maturities through 2040 at interest rates ranging from 4.25% to 10.5%, which includes loans that were transferred from the Company's acquisitions that maintained their historical provisions.